Receivables - Allowance for accounts receivable (Detail) - Doubtful accounts receivable [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period		€ 226	€ 190
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		27	66
Utilisation, allowance account for credit losses of financial assets	[1]	(26)	(51)
Increase (decrease) through other changes, allowance account for credit losses of financial assets		(10)	21
Allowance account for credit losses of financial assets at end of period		216	€ 226
Assets and liabilities classified as held for sale [member]
Receivables [Line Items]
Increase (decrease) through other changes, allowance account for credit losses of financial assets		€ (1)

[1]	Write-offs for which an allowance was previously provided.